united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1. Reports to Stockholders.

Power Income Fund
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Power Dividend Index Fund
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Power Dividend Mid-Cap Index Fund
Class	A:	DMCAX
Class	C:	DMCCX
Class	I:	DMCIX

Power Floating Rate Index Fund
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOIX

Power Momentum Index Fund
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Power Global Tactical Allocation/JA Forlines Fund
Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

Semi-Annual Report

December 31, 2018

1-877-7PWRINC

1-877-779-7462

www.powermutualfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund or Power Momentum Index Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.powermutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

Power Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Power Income Fund - Class A	(0.77)%	(2.24)%	0.86%	2.06%	N/A
Power Income Fund - Class A with load	(5.73)%	(7.09)%	(0.16)%	1.42%	N/A
Power Income Fund - Class C	(1.17)%	(3.01)%	N/A	N/A	0.15%
Power Income Fund - Class I	(0.63)%	(2.08)%	1.12%	2.29%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (c)	1.65%	0.01%	2.52%	2.59%	1.72%
B of AML U.S. High Yield Master II Index (d)	(2.34)%	(2.25)%	3.82%	6.08%	3.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 30, 2018 is 2.08%, 2.83% and 1.83%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

(d)	The B of AML U.S. High Yield Master II Index measures the performance of below investment grade, U.S. dollar denominated corporate bonds, publicly issued in the U.S. domestic market. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of December 31, 2018

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	73.7%
Exchange Traded Funds - Equity	20.9%
Exchange Traded Note - Equity	3.6%
Money Market Funds	1.9%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Dividend Index Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Power Dividend Index Fund - Class A	(2.33)%	(8.22)%	4.39%	4.70%	N/A
Power Dividend Index Fund - Class A with load	(7.21)%	(12.83)%	3.32%	3.66%	N/A
Power Dividend Index Fund - Class C	(2.72)%	(8.88)%	N/A	N/A	1.15%
Power Dividend Index Fund - Class I	(2.28)%	(7.95)%	4.65%	4.94%	N/A
S&P 500 Total Return Index (c)	(6.85)%	(4.38)%	8.49%	9.50%	7.00%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 30, 2018 is 1.44%, 2.19% and 1.19% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2018

Holdings By Industry Group	% of Net Assets
Exchange Traded Funds - Debt	91.9%
Money Market Funds	7.5%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Dividend Mid-Cap Index Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, compared to its benchmarks:

	Six Months	One Year	Since Inception (a)
Power Dividend Mid-Cap Index Fund - Class A	(4.17)%	(4.84)%	(4.89)%
Power Dividend Mid-Cap Index Fund - Class A with load	(8.99)%	(9.64)%	(9.62)%
Power Dividend Mid-Cap Index Fund - Class C	(4.45)%	(5.53)%	(5.56)%
Power Dividend Mid-Cap Index Fund - Class I	(4.07)%	(4.59)%	(4.63)%
S&P Mid-Cap 400 Total Return Index (b)	(14.08)%	(11.08)%	(11.16)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 30, 2018 is 2.26%, 3.01% and 1.92% for Class A, Class C, and Class I shares, respectively. The advisor contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least October 31, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor))) will not exceed 2.25%, 3.00% and 2.00% of each Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P Mid-Cap 400 Total Return Index is comprised of mid-cap stocks from the broad U.S. equity market. The index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2018

Holdings By Industry Group	% of Net Assets
Exchange Traded Funds - Debt	95.3%
Money Market Fund	3.8%
Other Assets in Excess of Liabilities	0.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Floating Rate Index Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, compared to its benchmarks:

	Six Months	One Year	Since Inception (a)
Power Floating Rate Index Fund - Class A	1.55%	1.73%	1.71%
Power Floating Rate Index Fund - Class A with load	(3.53)%	(3.39)%	(3.36)%
Power Floating Rate Index Fund - Class C	1.59%	1.58%	1.46%
Power Floating Rate Index Fund - Class I	1.73%	2.51%	2.38%
S&P/LSTA U.S. Leveraged Loan 100 Index (b)	(2.40)%	(0.62)%	(0.56)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 30, 2018 is 2.91%, 3.66% and 1.81% for Class A, Class C, and Class I shares, respectively. The advisor contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least October 31, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor))) will not exceed 2.25%, 3.00% and 2.00% of each Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2018

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	97.3%
Money Market Fund	2.5%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Momentum Index Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, compared to its benchmarks:

			Annualized
	Six Months	One Year	Since Inception (a)
Power Momentum Index Fund - Class A	(1.39)%	(3.39)%	4.72%
Power Momentum Index Fund - Class A with load	(6.33)%	(8.21)%	2.08%
Power Momentum Index Fund - Class C	(1.78)%	(4.06)%	4.00%
Power Momentum Index Fund - Class I	(1.26)%	(3.05)%	5.01%
S&P 500 Total Return Index (b)	(6.85)%	(4.38)%	7.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 30, 2018 is 1.95%, 2.70% and 1.70% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 23, 2016

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2018

Holdings By Industry Group/Investment Type	% of Net Assets
Exchange Traded Fund - Debt	79.0%
Electric	9.3%
Food	3.9%
Beverages	2.0%
Household Products / Wares	1.9%
Retail	1.9%
Money Market Fund	1.5%
Other Assets in Excess of Liabilities	0.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Global Tactical Allocation/JA Forlines Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, compared to its benchmarks:

	Six Months	Since Inception (a)
Power Global Tactical Allocation/JA Forlines Fund - Class A	(8.30)%	(9.08)%
Power Global Tactical Allocation/JA Forlines Fund - Class A with load	(12.89)%	(13.66)%
Power Global Tactical Allocation/JA Forlines Fund - Class C	(8.75)%	(9.69)%
Power Global Tactical Allocation/JA Forlines Fund - Class I	(8.19)%	(8.95)%
MSCI AC World Index (b)	(9.02)%	(7.94)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 30, 2018 is 1.58%, 2.33% and 1.33% for Class A, Class C, and Class I shares, respectively. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least October 31, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.45%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is April 6, 2018.

(b)	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2018

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Equity	69.4%
Exchange Traded Funds - Debt	28.5%
Money Market Fund	2.0%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 94.6%
	DEBT FUNDS - 73.7%
415,567	iShares 0-5 Year High Yield Corporate Bond ETF	$18,513,510
187,781	iShares 7-10 Year Treasury Bond ETF	19,566,780
122,536	iShares JP Morgan USD Emerging Markets Bond ETF	12,732,716
442,044	iShares Short Maturity Bond ETF	22,035,893
226,901	iShares Short-Term National Muni Bond ETF	23,915,365
491,573	iShares US Preferred Stock ETF	16,826,544
		113,590,808
	EQUITY FUNDS - 20.9%
175,701	iShares Core Dividend Growth ETF	5,829,759
77,452	iShares Edge MSCI USA Quality Factor ETF	5,945,216
63,881	iShares Global Consumer Staples ETF	2,936,610
152,459	iShares International Select Dividend ETF	4,377,098
221,390	iShares Mortgage Real Estate ETF	8,842,317
23,947	iShares U.S. Healthcare ETF	4,329,857
		32,260,857

	TOTAL EXCHANGE TRADED FUNDS (Cost - $148,800,951)	145,851,665

	EXCHANGE TRADED NOTES - 3.6%
	EQUITY NOTES - 3.6%
250,028	JPMorgan Alerian MLP Index ETN	5,580,625
	TOTAL EXCHANGE TRADED NOTES (Cost - $6,318,133)	5,580,625

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUNDS - 1.9%
4,656	Dreyfus Treasury Securities Cash Management - Institutional Shares, 2.20% *	4,656
14,185	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.25% *	14,185
2,955,599	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.34% *	2,955,599
14,089	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 2.00% *	14,089
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,988,529)	2,988,529

	TOTAL INVESTMENTS - 100.1% (Cost - $158,107,613)	$154,420,819
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(219,180)
	NET ASSETS - 100.0%	$154,201,639

ETF - Exchange Traded Fund

ETN - Echange Traded Note

MLP - Master Limited Partnership

*	Money market fund; interest rate reflects effective yield on December 31, 2018.

See accompanying notes to financial statements.

Power Dividend Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 91.9%
	DEBT FUNDS - 91.9%
2,658,822	iShares 1-3 Year Treasury Bond ETF	$222,330,696
2,228,962	Schwab Short-Term U.S. Treasury ETF	111,247,493
1,846,515	Vanguard Short-Term Treasury ETF	111,012,482
	TOTAL EXCHANGE TRADED FUNDS (Cost - $442,203,819)	444,590,671

	SHORT-TERM INVESTMENTS - 7.5%
	MONEY MARKET FUNDS - 7.5%
4,483	Dreyfus Treasury Securities Cash Management - Institutional Shares, 2.20% *	4,483
6,180	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.25% *	6,180
36,105,757	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.34% *	36,105,757
4,891	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 2.00% *	4,891
	TOTAL SHORT-TERM INVESTMENTS (Cost - $36,121,311)	36,121,311

	TOTAL INVESTMENTS - 99.4% (Cost - $478,325,130)	$480,711,982
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	3,163,564
	NET ASSETS - 100.0%	$483,875,546

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects effective yield on December 31, 2018.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.3%
	DEBT FUNDS - 95.3%
289,364	iShares 1-3 Year Treasury Bond ETF	$24,196,618
242,428	Schwab Short-Term U.S. Treasury ETF	12,099,582
201,220	Vanguard Short-Term Treasury ETF	12,097,346
	TOTAL EXCHANGE TRADED FUNDS (Cost - $48,164,938)	48,393,546

	SHORT-TERM INVESTMENT - 3.8%
	MONEY MARKET FUND - 3.8%
1,917,807	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.34% *	1,917,807
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,917,807)	1,917,807

	TOTAL INVESTMENTS - 99.1% (Cost - $50,082,745)	$50,311,353
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	474,344
	NET ASSETS - 100.0%	$50,785,697

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects effective yield on December 31, 2018.

See accompanying notes to financial statements.

Power Floating Rate Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.3%
	DEBT FUNDS - 97.3%
443,209	iShares 1-3 Year Treasury Bond ETF	$37,061,136
371,447	Schwab Short-Term U.S. Treasury ETF	18,538,920
308,414	Vanguard Short-Term Treasury ETF	18,541,850
	TOTAL EXCHANGE TRADED FUNDS (Cost - $73,648,727)	74,141,906
	.
	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
1,859,016	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.34% *	1,859,016
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,859,016)	1,859,016

	TOTAL INVESTMENTS - 99.8% (Cost - $75,507,743)	$76,000,922
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	164,785
	NET ASSETS - 100.0%	$76,165,707

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects effective yield on December 31, 2018.

See accompanying notes to financial statements.

Power Momentum Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Shares		Fair Value
	COMMON STOCK - 18.9%
	BEVERAGES - 2.0%
20,794	Coca-Cola Co.	$984,596

	ELECTRIC - 9.3%
64,731	AES Corp.	936,010
14,572	Eversource Energy	947,763
10,966	Pinnacle West Capital Corp.	934,303
19,587	SCANA Corp.	935,867
18,926	Xcel Energy, Inc.	932,484
		4,686,427
	FOOD - 3.8%
23,023	Hormel Foods Corp.	982,622
6,848	McCormick & Co., Inc.	953,515
		1,936,137
	HOUSEHOLD PRODUCTS / WARES - 1.9%
6,235	Clorox Co.	961,063

	RETAIL - 1.9%
13,744	Walgreens Boots Alliance, Inc.	939,128

	TOTAL COMMON STOCK (Cost - $9,648,922)	9,507,351

	EXCHANGE TRADED FUND - 79.0%
	DEBT FUND - 79.0%
237,262	iShares 1-3 Year Treasury Bond ETF	19,839,848
198,864	Schwab Short-Term U.S. Treasury ETF	9,925,302
164,786	Vanguard Short-Term Treasury ETF	9,906,934
	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,415,842)	39,672,084

	SHORT-TERM INVESTMENTS - 1.6%
	MONEY MARKET FUND - 1.6%
783,919	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.34% *	783,919
	TOTAL SHORT-TERM INVESTMENTS (Cost - $783,919)	783,919

	TOTAL INVESTMENTS - 99.5% (Cost - $49,848,683)	$49,963,354
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	267,995
	NET ASSETS - 100.0%	$50,231,349

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects effective yield on December 31, 2018.

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 93.0%
	DEBT FUNDS - 28.5%
57,420	iShares JP Morgan USD Emerging Markets Bond ETF	$5,966,512
311,374	iShares Short Maturity Bond ETF	15,521,994
350,656	iShares US Preferred Stock ETF	12,002,955
		33,491,461
	EQUITY FUNDS - 64.5%
201,610	iShares Core MSCI Emerging Markets ETF	9,505,911
23,135	iShares Core S&P 500 ETF	5,820,997
189,484	iShares Edge MSCI USA Value Factor ETF	13,750,854
420,170	iShares Exponential Technologies ETF	13,983,258
202,080	iShares Global Consumer Staples ETF	9,289,618
144,921	iShares Mortgage Real Estate ETF	5,788,145
64,933	iShares U.S. Healthcare ETF	11,740,536
29,829	iShares U.S. Medical Devices ETF	5,960,132
		75,839,451

	TOTAL EXCHANGE TRADED FUNDS (Cost - $118,601,224)	109,330,912

	EXCHANGE TRADED NOTES - 4.9%
	EQUITY NOTES - 4.9%
254,976	iShares Core MSCI Emerging Markets ETF	5,691,064
	TOTAL EXCHANGE TRADED NOTES (Cost - $6,304,911)	5,691,064

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
2,398,509	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 2.34% *	2,398,509
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,398,509)	2,398,509

	TOTAL INVESTMENTS - 99.9% (Cost - $127,304,644)	$117,420,485
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	95,127
	NET ASSETS - 100.0%	$117,515,612

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Money market fund; interest rate reflects effective yield on December 31, 2018.

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2018

	Power Income	Power Dividend	Power Dividend	Power Floating Rate		Power Momentum	Power Global Tactical
	Fund	Index Fund	Mid-Cap Index Fund	Index Fund		Index Fund	Allocation/JA Fund
ASSETS
Investment securities:
At cost	$158,107,613	$478,325,130	$50,082,745	$75,507,743		$49,848,683	$127,304,644
At value	$154,420,819	$480,711,982	$50,311,353	$76,000,922		$49,963,354	$117,420,485
Cash	—	—	—	—		14,030	—
Receivable for Fund shares sold	108,292	5,709,253	519,672	222,659		303,283	246,479
Dividends and interest receivable	39,169	64,987	1,838	4,355		21,055	110,250
Prepaid expenses and other assets	23,971	40,533	48,750	47,455		15,041	52,192
TOTAL ASSETS	154,592,251	486,526,755	50,881,613	76,275,391		50,316,763	117,829,406

LIABILITIES
Payable for Fund shares repurchased	153,987	1,990,980	29,503	39,942		16,795	229,700
Investment advisory fees payable	133,148	420,542	42,438	40,639		42,632	76,733
Shareholder Service Fees	48,291	84,848	3,673	15,071		8,949	—
Payable to related parties	22,388	58,623	3,158	717		323	803
Distribution (12b-1) fees payable	7,558	55,775	1,925	114		4,177	3,940
Accrued expenses and other liabilities	25,240	40,441	15,219	13,201		12,538	2,618
TOTAL LIABILITIES	390,612	2,651,209	95,916	109,684		85,414	313,794
NET ASSETS	$154,201,639	$483,875,546	$50,785,697	$76,165,707		$50,231,349	$117,515,612

COMPOSITION OF NET ASSETS:
Paid in capital	$171,821,748	$570,076,100	$54,980,696	$77,081,908		$51,486,855	$131,889,309
Accumulated deficit	(17,620,109)	(86,200,554)	(4,194,999)	(916,201)		(1,255,506)	(14,373,697)
NET ASSETS	$154,201,639	$483,875,546	$50,785,697	$76,165,707		$50,231,349	$117,515,612

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$18,345,484	$80,489,810	$1,917,457	$146,536		$4,935,542	$15,022,392
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,951,447	9,142,574	207,314	14,852		497,912	1,680,817
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.40	$8.80	$9.25	$9.87		$9.91	$8.94
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (b)	$9.89	$9.26	$9.74	$10.39		$10.43	$9.41

Class C Shares:
Net Assets	$4,044,297	$43,333,654	$1,786,579	$250,881		$3,647,785	$788,065
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	434,759	4,968,994	193,576	25,658		373,887	88,300
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.30	$8.72	$9.23	$9.78	(c)	$9.76	$8.92

Class I Shares:
Net Assets	$131,811,858	$360,052,082	$47,081,661	$75,768,290		$41,648,022	$101,705,155
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,004,631	40,899,516	5,082,967	7,641,221		4,183,288	11,372,619
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.41	$8.80	$9.26	$9.92		$9.96	$8.94

(a)	Redemptions of Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and Power Momentum Index Fund shares made within 30 days of purchase may be assessed a redemption fee of

(b)	On investments of $50,000 or more, the offering price is reduced.

(c)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2018

	Power Income	Power Dividend	Power Dividend	Power Floating Rate	Power Momentum	Power Global Tactical
	Fund	Index Fund	Mid-Cap Index Fund	Index Fund (a)	Index Fund	Allocation/JA Fund
INVESTMENT INCOME
Dividends	$3,954,454	$11,462,520	$828,838	$1,553,882	$465,594	$2,329,406
Interest	381,178	88,231	10,084	16,826	6,684	28,935
TOTAL INVESTMENT INCOME	4,335,632	11,550,751	838,922	1,570,708	472,278	2,358,341

EXPENSES
Investment advisory fees	792,114	3,023,304	237,215	235,042	230,978	444,586
Distribution (12b-1) fees:
Class A	28,995	134,234	1,326	103	4,906	18,807
Class C	22,859	251,566	5,407	105	14,312	3,877
Third Party Administrative Servicing Fees	55,151	201,370	8,788	27,738	15,095	7,795
Administration fees	48,569	176,261	15,564	22,406	15,219	35,116
Accounting services fees	31,372	48,028	19,261	20,504	19,197	30,246
Registration fees	30,114	30,158	30,082	30,246	30,109	8,808
Transfer agent fees	27,739	110,959	4,494	7,032	10,176	22,815
Custodian fees	12,616	37,795	2,521	2,521	5,028	2,521
Printing and postage expenses	12,534	50,356	5,535	5,535	5,535	6,014
Legal fees	10,081	10,081	10,261	9,281	5,081	7,821
Audit fees	8,319	8,066	7,628	7,629	8,067	10,081
Trustees’ fees and expenses	6,055	6,055	6,055	6,055	6,055	6,055
Compliance officer fees	6,017	15,456	2,535	3,036	3,424	2,535
Insurance expense	1,816	8,579	353	806	504	352
Other expenses	2,521	12,602	2,521	3,000	2,521	3,480
TOTAL EXPENSES	1,096,872	4,124,870	359,546	381,039	376,207	610,909
Less: Fees (waived)/recouped by the Advisor	—	—	90	19	—	23,524
NET EXPENSES	1,096,872	4,124,870	359,636	381,058	376,207	634,433

NET INVESTMENT INCOME	3,238,760	7,425,881	479,286	1,189,650	96,071	1,723,908

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(1,557,657)	(27,809,406)	(3,759,076)	(1,349,801)	(1,490,100)	(4,438,383)
Net increase from payments by affiliates for trade error violation	—	—	—	—	84,505	—
Net change in unrealized appreciation/(depreciation) on investments	(2,638,060)	10,923,819	951,138	1,358,299	405,092	(7,711,338)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,195,717)	(16,885,587)	(2,807,938)	8,498	(1,000,503)	(12,149,721)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(956,957)	$(9,459,706)	$(2,328,652)	$1,198,148	$(904,432)	$(10,425,813)

See accompanying notes to financial statements.

Power Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
FROM OPERATIONS
Net investment income	$3,238,760	$5,563,690
Net realized loss from security transactions	(1,557,657)	(1,828,465)
Net change in unrealized depreciation on investments	(2,638,060)	(4,183,706)
Net decrease in net assets resulting from operations	(956,957)	(448,481)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(864,903)
Class C	—	(108,448)
Class I	—	(4,631,536)
Total Distributions Paid:*
Class A	(473,973)	—
Class C	(83,665)	—
Class I	(3,230,073)	—
Net decrease in net assets resulting from distributions to shareholders	(3,787,711)	(5,604,887)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	735,483	12,338,736
Class C	393,818	2,724,744
Class I	25,913,460	30,953,882
Net asset value of shares issued in reinvestment of distributions:
Class A	365,608	734,865
Class C	62,914	83,668
Class I	2,380,262	3,429,922
Payments for shares redeemed:
Class A	(8,869,004)	(18,882,815)
Class C	(1,145,423)	(1,673,895)
Class I	(25,788,059)	(67,369,242)
Net decrease in net assets resulting from shares of beneficial interest	(5,950,941)	(37,660,135)

TOTAL DECREASE IN NET ASSETS	(10,695,609)	(43,713,503)

NET ASSETS
Beginning of Period	164,897,248	208,610,751
End of Period **	$154,201,639	$164,897,248

SHARE ACTIVITY
Class A:
Shares Sold	75,773	1,232,796
Shares Reinvested	38,362	74,078
Shares Redeemed	(908,969)	(1,893,109)
Net decrease in shares of beneficial interest outstanding	(794,834)	(586,235)

Class C:
Shares Sold	40,962	273,896
Shares Reinvested	6,688	8,525
Shares Redeemed	(119,129)	(169,319)
Net increase (decrease) in shares of beneficial interest outstanding	(71,479)	113,102

Class I:
Shares Sold	2,664,579	3,095,357
Shares Reinvested	250,382	345,440
Shares Redeemed	(2,640,888)	(6,727,260)
Net increase (decrease) in shares of beneficial interest outstanding	274,073	(3,286,463)

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to financial statements for more information. The dividends and distributions to shareholders for the year end June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes net investment income in excess of distributions of $494,645 as of June 30, 2018.

See accompanying notes to financial statements.

Power Dividend Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
FROM OPERATIONS
Net investment income	$7,425,881	$19,029,639
Net realized gain (loss) from security transactions	(27,809,406)	47,855,179
Net change in unrealized appreciation (depreciation) on investments	10,923,819	(52,385,505)
Net increase (decrease) in net assets resulting from operations	(9,459,706)	14,499,313

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(5,543,001)
Class C	—	(872,639)
Class I	—	(12,430,483)
From net realized gain:
Class A	—	(1,954,311)
Class C	—	(410,740)
Class I	—	(3,391,829)
Total Distributions Paid:*
Class A	(18,794,514)	—
Class C	(9,866,454)	—
Class I	(81,182,720)	—
Net decrease in net assets resulting from distributions to shareholders	(109,843,688)	(24,603,003)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,859,745	89,946,023
Class C	4,277,363	12,606,035
Class I	80,869,968	366,194,936
Net asset value of shares issued in reinvestment of distributions:
Class A	17,350,996	7,238,246
Class C	9,085,159	1,184,993
Class I	77,156,597	14,762,237
Redemption fee proceeds:
Class A	7	30,055
Class C	—	288
Class I	2,516	4,820
Payments for shares redeemed:
Class A	(49,006,838)	(250,330,498)
Class C	(11,734,820)	(13,333,195)
Class I	(277,943,004)	(236,434,751)
Net decrease in net assets resulting from shares of beneficial interest	(142,082,311)	(8,130,811)

TOTAL DECREASE IN NET ASSETS	(261,385,705)	(18,234,501)

NET ASSETS
Beginning of Period	745,261,251	763,495,752
End of Period **	$483,875,546	$745,261,251

SHARE ACTIVITY
Class A:
Shares Sold	671,496	7,365,683
Shares Reinvested	1,957,561	594,244
Shares Redeemed	(4,229,840)	(20,712,540)
Net decrease in shares of beneficial interest outstanding	(1,600,783)	(12,752,613)

Class C:
Shares Sold	367,196	1,047,283
Shares Reinvested	1,037,777	97,901
Shares Redeemed	(1,019,957)	(1,108,607)
Net increase in shares of beneficial interest outstanding	385,016	36,577

Class I:
Shares Sold	7,300,967	30,189,747
Shares Reinvested	8,699,130	1,218,450
Shares Redeemed	(24,047,625)	(19,404,028)
Net increase (decrease) in shares of beneficial interest outstanding	(8,047,528)	12,004,169

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to financial statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes net investment income in excess of distributions of $503,426 as of June 30, 2018.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	December 31, 2018	Period Ended
	(Unaudited)	June 30, 2018 (a)
FROM OPERATIONS
Net investment income	$479,286	$234,369
Net realized loss from security transactions	(3,759,076)	(208,166)
Net change in unrealized appreciation (depreciation) on investments	951,138	(722,530)
Net decrease in net assets resulting from operations	(2,328,652)	(696,327)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(2,311)
Class C	—	(2,003)
Class I	—	(239,660)
Total distributions Paid:*
Class A	(29,878)	—
Class C	(25,360)	—
Class I	(872,342)	—
Net decrease in net assets resulting from distributions to shareholders	(927,580)	(243,974)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,882,751	357,246
Class C	1,576,272	408,347
Class I	37,880,724	37,926,277
Net asset value of shares issued in reinvestment of distributions:
Class A	29,518	2,199
Class C	23,037	1,837
Class I	866,516	237,154
Redemption fee proceeds:
Class A	—	2
Class I	49	2,406
Payments for shares redeemed:
Class A	(196,168)	(20,113)
Class C	(92,736)	—
Class I	(11,490,764)	(14,412,324)
Net increase in net assets resulting from shares of beneficial interest	30,479,199	24,503,031

TOTAL INCREASE IN NET ASSETS	27,222,967	23,562,730

NET ASSETS
Beginning of Period	23,562,730	—
End of Period **	$50,785,697	$23,562,730

SHARE ACTIVITY
Class A:
Shares Sold	190,552	35,572
Shares Reinvested	3,172	225
Shares Redeemed	(20,205)	(2,002)
Net increase in shares of beneficial interest outstanding	173,519	33,795

Class C:
Shares Sold	159,911	40,618
Shares Reinvested	2,478	188
Shares Redeemed	(9,619)	—
Net increase in shares of beneficial interest outstanding	152,770	40,806

Class I:
Shares Sold	3,847,573	3,713,556
Shares Reinvested	91,672	24,371
Shares Redeemed	(1,177,217)	(1,416,988)
Net increase in shares of beneficial interest outstanding	2,762,028	2,320,939

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to financial statements for more information. The dividends and distributions to shareholders for the year end June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes net investment income in excess of distributions of $11,203 as of June 30, 2018.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018	Period Ended
	(Unaudited)	June 30, 2018 (a)
FROM OPERATIONS
Net investment income	$1,189,650	$1,071,515
Net realized loss from security transactions	(1,349,801)	(29,718)
Net change in unrealized appreciation (depreciation) on investments	1,358,299	(865,120)
Net increase in net assets resulting from operations	1,198,148	176,677

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(698)
Class C	—	(2)
Class I	—	(1,039,082)
Total distributions Paid:*
Class A	(1,961)	—
Class C	(2,110)	—
Class I	(1,248,707)	—
Net decrease in net assets resulting from distributions to shareholders	(1,252,778)	(1,039,782)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	106,585	56,200
Class C	250,702	100
Class I	13,562,897	85,583,095
Net asset value of shares issued in reinvestment of distributions:
Class A	1,962	697
Class C	1,355	2
Class I	963,741	790,714
Redemption fee proceeds:
Class I	—	17,717
Payments for shares redeemed:
Class A	(7,490)	(9,952)
Class I	(11,078,702)	(13,156,181)
Net increase in net assets resulting from shares of beneficial interest	3,801,050	73,282,392

TOTAL INCREASE IN NET ASSETS	3,746,420	72,419,287

NET ASSETS
Beginning of Period	72,419,287	—
End of Period **	$76,165,707	$72,419,287

SHARE ACTIVITY
Class A:
Shares Sold	10,724	5,609
Shares Reinvested	198	71
Shares Redeemed	(754)	(996)
Net increase in shares of beneficial interest outstanding	10,168	4,684

Class C:
Shares Sold	25,509	10
Shares Reinvested	139	0 (b)
Net increase in shares of beneficial interest outstanding	25,648	10

Class I:
Shares Sold	1,360,876	8,525,481
Shares Reinvested	96,926	79,508
Shares Redeemed	(1,109,718)	(1,311,852)
Net increase in shares of beneficial interest outstanding	348,084	7,293,137

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to financial statements for more information. The dividends and distributions to shareholders for the year end June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes net investment income in excess of distributions of $33,267 as of June 30, 2018.

(a)	The Power Floating Rate Index Fund commenced operations on December 27, 2017.

(b)	Less than 1 share.

See accompanying notes to financial statements.

Power Momentum Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
FROM OPERATIONS
Net investment income	$96,071	$5,480
Net realized gain (loss) from security transactions	(1,405,595)	4,162,393
Net change in unrealized appreciation (depreciation) on investments	405,092	(437,084)
Net increase (decrease) in net assets resulting from operations	(904,432)	3,730,789

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	—	(7,649)
Total distributions Paid:*
Class A	(270,348)	(81,022)
Class C	(201,489)	(37,679)
Class I	(2,296,538)	(1,912,652)
Net decrease in net assets resulting from distributions to shareholders	(2,768,375)	(2,039,002)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,583,902	4,232,978
Class C	2,171,416	1,414,306
Class I	25,751,633	27,511,066
Net asset value of shares issued in reinvestment of distributions:
Class A	264,268	81,022
Class C	185,775	37,679
Class I	2,201,365	1,905,576
Redemption fee proceeds:
Class A	22	30
Class C	—	11
Class I	—	630
Payments for shares redeemed:
Class A	(990,346)	(998,505)
Class C	(274,833)	(128,681)
Class I	(16,181,879)	(30,769,029)
Net increase in net assets resulting from shares of beneficial interest	15,711,323	3,287,083

TOTAL INCREASE IN NET ASSETS	12,038,516	4,978,870

NET ASSETS
Beginning of Period	38,192,833	33,213,963
End of Period **	$50,231,349	$38,192,833

SHARE ACTIVITY
Class A:
Shares Sold	241,621	389,069
Shares Reinvested	26,748	7,447
Shares Redeemed	(92,091)	(93,003)
Net increase in shares of beneficial interest outstanding	176,278	303,513

Class C:
Shares Sold	205,373	131,663
Shares Reinvested	19,113	3,492
Shares Redeemed	(26,117)	(11,968)
Net increase in shares of beneficial interest outstanding	198,369	123,187

Class I:
Shares Sold	2,381,767	2,535,335
Shares Reinvested	221,777	174,839
Shares Redeemed	(1,506,964)	(2,805,534)
Net increase (decrease) in shares of beneficial interest outstanding	1,096,580	(95,360)

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to financial statements for more information. The dividends and distributions to shareholders for the year end June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes net investment income in excess of distributions of $0 as of June 30, 2018.

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018	Period Ended
	(Unaudited)	June 30, 2018 (a)
FROM OPERATIONS
Net investment income	$1,723,908	$378,938
Net realized loss from security transactions	(4,438,383)	(105,271)
Net change in unrealized depreciation on investments	(7,711,338)	(2,172,821)
Net decrease in net assets resulting from operations	(10,425,813)	(1,899,154)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(42,199)
Class C	—	(1,596)
Class I	—	(349,244)
Total distributions Paid:*
Class A	(203,541)	—
Class C	(7,709)	—
Class I	(1,468,778)	—
Net decrease in net assets resulting from distributions to shareholders	(1,680,028)	(393,039)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,696,216	14,024,063
Class C	327,873	639,846
Class I	31,176,351	99,502,558
Net asset value of shares issued in reinvestment of distributions:
Class A	201,086	41,914
Class C	7,186	1,450
Class I	1,176,153	286,854
Redemption fee proceeds:
Class A	—	85
Class C	—	7
Class I	—	1,046
Payments for shares redeemed:
Class A	(1,338,231)	(1,782,032)
Class C	(66,515)	(28,253)
Class I	(13,958,677)	(3,995,334)
Net increase in net assets resulting from shares of beneficial interest	23,221,442	108,692,204

TOTAL INCREASE IN NET ASSETS	11,115,601	106,400,011

NET ASSETS
Beginning of Period	106,400,011	—
End of Period **	$117,515,612	$106,400,011

SHARE ACTIVITY
Class A:
Shares Sold	580,228	1,395,873
Shares Reinvested	21,788	4,260
Shares Redeemed	(142,452)	(178,880)
Net increase in shares of beneficial interest outstanding	459,564	1,221,253

Class C:
Shares Sold	33,552	63,482
Shares Reinvested	783	148
Shares Redeemed	(6,870)	(2,795)
Net increase in shares of beneficial interest outstanding	27,465	60,835

Class I:
Shares Sold	3,211,849	9,857,711
Shares Reinvested	127,528	29,112
Shares Redeemed	(1,454,648)	(398,933)
Net increase in shares of beneficial interest outstanding	1,884,729	9,487,890

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to financial statements for more information. The dividends and distributions to shareholders for the year end June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes net investment income in excess of distributions of $10,236 as of June 30, 2018.

(a)	The Fund commenced operations on April 6, 2018.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2018		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.70		$10.05	$9.85	$9.76	$10.34	$9.96
Activity from investment operations:
Net investment income (1)	0.19		0.27	0.26	0.02	0.18	0.39
Net realized and unrealized gain (loss) on investments	(0.26)		(0.34)	0.21	0.13	(0.57)	0.33
Total from investment operations	(0.07)		(0.07)	0.47	0.15	(0.39)	0.72
Less distributions from:
Net investment income	(0.23)		(0.28)	(0.27)	(0.06)	(0.19)	(0.34)
Total distributions	(0.23)		(0.28)	(0.27)	(0.06)	(0.19)	(0.34)
Net asset value, end of period	$9.40		$9.70	$10.05	$9.85	$9.76	$10.34
Total return (2)	(0.77	)% (3)	(0.72)%	4.78%	1.53%	(3.81)%	7.30%
Net assets, at end of period (000s)	$18,345		$26,645	$33,484	$29,161	$28,058	$31,472
Ratio of expenses to average net assets (4)	1.57	% (6)	1.54%	1.52%	1.53%	1.49%	1.52%
Ratio of net investment income to average net assets (4,5)	3.81	% (6)	2.74%	2.62%	0.17%	1.83%	3.89%
Portfolio Turnover Rate	126	% (3)	274%	253%	238%	554%	93%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	Not annualized

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2018		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016	2015 (1)
Net asset value, beginning of period	$9.60		$9.95	$9.78	$9.75	$9.99
Activity from investment operations:
Net investment income (loss) (2)	0.15		0.19	0.19	(0.05)	0.12
Net realized and unrealized gain (loss) on investments	(0.26)		(0.33)	0.19	0.12	(0.26)
Total from investment operations	(0.11)		(0.14)	0.38	0.07	(0.14)
Less distributions from:
Net investment income	(0.19)		(0.21)	(0.21)	(0.04)	(0.10)
Total distributions	(0.19)		(0.21)	(0.21)	(0.04)	(0.10)
Net asset value, end of period	$9.30		$9.60	$9.95	$9.78	$9.75
Total return (3)	(1.17	)% (4)	(1.41)%	3.93%	0.73%	(1.37	)% (4)
Net assets, at end of period (000s)	$4,044		$4,861	$3,913	$3,234	$2,319
Ratio of expenses to average net assets (5)	2.32	% (6)	2.29%	2.27%	2.28%	2.18	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	3.08	% (6)	1.95%	1.92%	(0.47)%	1.98	% (6)
Portfolio Turnover Rate	126	% (4)	274%	253%	238%	554	% (8)

(1)	The Power Income Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2018		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.71		$10.06	$9.85	$9.75	$10.33	$9.95
Activity from investment operations:
Net investment income (1)	0.21		0.30	0.29	0.02	0.21	0.42
Net realized and unrealized gain (loss) on investments	(0.27)		(0.34)	0.21	0.14	(0.58)	0.32
Total from investment operations	(0.06)		(0.04)	0.50	0.16	(0.37)	0.74
Less distributions from:
Net investment income	(0.24)		(0.31)	(0.29)	(0.06)	(0.21)	(0.36)
Total distributions	(0.24)		(0.31)	(0.29)	(0.06)	(0.21)	(0.36)
Net asset value, end of period	$9.41		$9.71	$10.06	$9.85	$9.75	$10.33
Total return (2)	(0.63	)% (3)	(0.47)%	5.07%	1.70%	(3.57)%	7.56%
Net assets, at end of period (000s)	$131,812		$133,392	$171,214	$165,290	$232,718	$295,316
Ratio of expenses to average net assets (4)	1.32	% (6)	1.29%	1.27%	1.28%	1.25%	1.27%
Ratio of net investment income to average net assets (4,5)	4.18	% (6)	3.01%	2.89%	0.24%	2.06%	4.14%
Portfolio Turnover Rate	126	% (3)	274%	253%	238%	554%	93%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Not Annualized.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	2018		June 30,	June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2018	2017	2016	2015		2014 (1)
Net asset value, beginning of period	$11.60		$11.75	$10.94	$10.78	$11.14		$10.00
Activity from investment operations:
Net investment income (2)	0.14		0.28	0.29	0.01	0.29		0.17
Net realized and unrealized gain (loss) on investments	(0.41)		(0.07)	0.79	0.38	(0.38)		1.10
Total from investment operations	(0.27)		0.21	1.08	0.39	(0.09)		1.27
Less distributions from:
Net investment income	(0.13)		(0.27)	(0.27)	(0.02)	(0.27)		(0.13)
Net realized gains	(2.40)		(0.09)	—	(0.19)	(0.00	) (3)	—
Return of capital	—		—	—	(0.02)	—		—
Total distributions	(2.53)		(0.36)	(0.27)	(0.23)	(0.27)		(0.13)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00	0.00	0.00	0.00		0.00
Net asset value, end of period	$8.80		$11.60	$11.75	$10.94	$10.78		$11.14
Total return (4)	(2.33	)% (5)	1.65%	9.94%	3.75%	(0.81)%		12.79	% (5)
Net assets, at end of period (000s)	$80,490		$124,630	$276,098	$162,875	$100,736		$29,407
Ratio of expenses to average net assets	1.49	% (6)	1.43%	1.45%	1.50%	1.51%		1.75	% (6)
Ratio of net investment income to average net assets	2.36	% (6)	2.27%	2.49%	0.08%	2.61%		2.46	% (6)
Portfolio Turnover Rate	82	% (5)	265%	56%	99%	77%		22	% (5)

(1)	The Power Dividend Index Fund’s Class A shares commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended		Period Ended
	2018		June 30,		June 30,	June 30,		June 30,
	(Unaudited)		2018		2017	2016		2015 (1)
Net asset value, beginning of period	$11.51		$11.67		$10.88	$10.77		$11.51
Activity from investment operations:
Net investment income (loss) (2)	0.09		0.18		0.20	(0.07)		0.11
Net realized and unrealized gain (loss) on investments	(0.40)		(0.07)		0.78	0.37		(0.68)
Total from investment operations	(0.31)		0.11		0.98	0.30		(0.57)
Less distributions from:
Net investment income	(0.08)		(0.18)		(0.19)	(0.00	) (3)	(0.17)
Net realized gains	(2.40)		(0.09)		—	(0.19)		(0.00	) (3)
Total distributions	(2.48)		(0.27)		(0.19)	(0.19)		(0.17)
Paid-in-Capital From Redemption Fees (2)	—		0.00	(3)	0.00 (3)	0.00	(3)	0.00	(3)
Net asset value, end of period	$8.72		$11.51		$11.67	$10.88		$10.77
Total return (4)	(2.72	)% (6)	0.85	% (5)	9.07%	2.97%		(4.96	)% (6)
Net assets, at end of period (000s)	$43,334		$52,777		$53,076	$30,411		$12,825
Ratio of expenses to average net assets	2.24	% (7)	2.18%		2.20%	2.25%		2.36	% (7)
Ratio of net investment income (loss) to average net assets	1.60	% (7)	1.52%		1.73%	(0.66)%		1.72	% (7)
Portfolio Turnover Rate	82	% (6)	265%		56%	99%		77	% (8)

(1)	The Power Dividend Index Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
	2018		June 30,		June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2018		2017	2016	2015		2014 (1)
Net asset value, beginning of period	$11.60		$11.76		$10.95	$10.78	$11.14		$10.00
Activity from investment operations:
Net investment income (2)	0.15		0.31		0.32	0.02	0.32		0.18
Net realized and unrealized gain (loss) on investments	(0.41)		(0.08)		0.79	0.40	(0.39)		1.10
Total from investment operations	(0.26)		0.23		1.11	0.42	(0.07)		1.28
Less distributions from:
Net investment income	(0.14)		(0.30)		(0.30)	(0.04)	(0.29)		(0.14)
Net realized gains	(2.40)		(0.09)		—	(0.19)	(0.00	) (3)	—
Return of capital	—		—		—	(0.02)	—		—
Total distributions	(2.54)		(0.39)		(0.30)	(0.25)	(0.29)		(0.14)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00		0.00	0.00	0.00		0.00
Net asset value, end of period	$8.80		$11.60		$11.76	$10.95	$10.78		$11.14
Total return (4)	(2.28	)% (6)	1.84	% (5)	10.19%	4.05%	(0.59)%		12.79	% (6)
Net assets, at end of period (000s)	$360,052		$567,854		$434,322	$273,188	$245,339		$97,896
Ratio of expenses to average net assets	1.24	% (7)	1.18%		1.20%	1.25%	1.25%		1.50	% (7)
Ratio of net investment income to average net assets	2.58	% (7)	2.51%		2.71%	0.16%	2.88%		2.68	% (7)
Portfolio Turnover Rate	82	% (6)	265%		56%	99%	77%		22	% (6)

(1)	The Power Dividend Index Fund’s Class I shares commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A
	Six Months Ended
	December 31,	Period Ended
	2018	June 30,
	(Unaudited)	2018 (1)
Net asset value, beginning of period	$9.83	$10.00
Activity from investment operations:
Net investment income (2)	0.10	0.07
Net realized and unrealized loss on investments	(0.50)	(0.15)
Total from investment operations	(0.40)	(0.08)
Less distributions from:
Net investment income	(0.08)	(0.09)
Net realized gains	(0.10)	—
Total distributions	(0.18)	(0.09)
Paid-in-Capital From Redemption Fees (2)	—	0.00 (3)
Net asset value, end of period	$9.25	$9.83
Total return (4,5)	(4.17)%	(0.80)%
Net assets, at end of period (000’s)	$1,917	$332
Ratio of expenses to average net assets before fee waivers/recapture (6)	1.73%	2.43%
Ratio of net expenses to average net assets (6)	1.74%	2.25%
Ratio of net investment income to average net assets (6)	1.95%	1.33%
Portfolio Turnover Rate (5)	352%	98%

(1)	The Power Dividend Mid-Cap Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C
	Six Months Ended
	December 31,	Period Ended
	2018	June 30,
	(Unaudited)	2018 (1)
Net asset value, beginning of period	$9.81	$10.00
Activity from investment operations:
Net investment income (2)	0.06	0.04
Net realized and unrealized loss on investments	(0.49)	(0.16)
Total from investment operations	(0.43)	(0.12)
Less distributions from:
Net investment income	(0.05)	(0.07)
Net realized gains	(0.10)	—
Total distributions	(0.15)	(0.07)
Net asset value, end of period	$9.23	$9.81
Total return (3,4)	(4.45)%	(1.23)%
Net assets, at end of period (000’s)	$1,787	$400
Ratio of expenses to average net assets before fee waivers (5)	2.48%	3.18%
Ratio of net expenses to average net assets (5)	2.48%	3.00%
Ratio of net investment income to average net assets (5)	1.20%	0.72%
Portfolio Turnover Rate (4)	352%	98%

(1)	The Power Dividend Mid-Cap Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Six Months Ended
	December 31,	Period Ended
	2018	June 30,
	(Unaudited)	2018 (1)
Net asset value, beginning of period	$9.84	$10.00
Activity from investment operations:
Net investment income (2)	0.10	0.10
Net realized and unrealized loss on investments	(0.49)	(0.16)
Total from investment operations	(0.39)	(0.06)
Less distributions from:
Net investment income	(0.09)	(0.10)
Net realized gains	(0.10)	—
Total distributions	(0.19)	(0.10)
Paid-in-Capital From Redemption Fees (2,3)	0.00	0.00
Net asset value, end of period	$9.26	$9.84
Total return (4,5)	(4.07)%	(0.64)%
Net assets, at end of period (000’s)	$47,082	$22,830
Ratio of expenses to average net assets before fee waivers (6)	1.48%	1.91%
Ratio of net expenses to average net assets (6)	1.48%	1.89%
Ratio of net investment income to average net assets (6)	2.04%	1.92%
Portfolio Turnover Rate (5)	352%	98%

(1)	The Power Dividend Mid-Cap Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A
	Six Months Ended
	December 31,	Period Ended
	2018	June 30,
	(Unaudited)	2018 (1)
Net asset value, beginning of period	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.15	0.12
Net realized and unrealized loss on investments	— (3)	(0.10)
Total from investment operations	0.15	0.02
Less distributions from:
Net investment income	(0.16)	(0.14)
Total distributions	(0.16)	(0.14)
Net asset value, end of period	$9.87	$9.88
Total return (4,5)	1.55%	0.17%
Net assets, at end of period (000’s)	$147	$46 (6)
Ratio of expenses to average net assets before fee waivers/recapture (6)	1.30%	2.38%
Ratio of net expenses to average net assets (6,8)	1.35%	2.25%
Ratio of net investment income to average net assets (6,7,8)	2.96%	2.31%
Portfolio Turnover Rate (5)	103%	9%

(1)	The Power Floating Rate Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C
	Six Months Ended
	December 31,	Period Ended
	2018	June 30,
	(Unaudited)	2018 (1)
Net asset value, beginning of period	$9.79	$10.00
Activity from investment operations:
Net investment income (2)	0.08	0.07
Net realized and unrealized gain/(loss) on investments	0.08	(0.08)
Total from investment operations	0.16	(0.01)
Less distributions from:
Net investment income	(0.17)	(0.20)
Total distributions	(0.17)	(0.20)
Net asset value, end of period	$9.78	$9.79
Total return (3,4)	1.59%	(0.11)%
Net assets, at end of period (000’s)	$251	$100 (5)
Ratio of expenses to average net assets before fee waivers (6,8)	2.01%	3.13%
Ratio of net expenses to average net assets (6,8)	2.01%	3.00%
Ratio of net investment income to average net assets (6,7,8)	1.58%	1.33%
Portfolio Turnover Rate (4)	103%	9%

(1)	The Power Floating Rate Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Not in 000’s.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Six Months Ended
	December 31,	Period Ended
	2018	June 30,
	(Unaudited)	2018 (1)
Net asset value, beginning of period	$9.92	$10.00
Activity from investment operations:
Net investment income (2)	0.17	0.17
Net realized and unrealized loss on investments	0.00 (3)	(0.10)
Total from investment operations	0.17	0.07
Less distributions from:
Net investment income	(0.17)	(0.15)
Total distributions	(0.17)	(0.15)
Paid-in-Capital From Redemption Fees (2)	—	0.00 (3)
Net asset value, end of period	$9.92	$9.92
Total return (4,5)	1.73%	0.66%
Net assets, at end of period (000’s)	$75,768	$72,373
Ratio of expenses to average net assets before fee waivers (6,8)	1.05%	1.15%
Ratio of net expenses to average net assets (6,8)	1.05%	1.13%
Ratio of net investment income to average net assets (6,7,8)	3.28%	3.40%
Portfolio Turnover Rate (5)	103%	9%

(1)	The Power Floating Rate Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended		Period Ended
	2018		June 30,		June 30,
	(Unaudited)		2018		2017 (1)
Net asset value, beginning of period	$10.63		$10.20		$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.02		(0.01)		(0.04)
Net realized and unrealized gain/(loss) on investments	(0.17)		0.94		0.25
Total from investment operations	(0.15)		0.93		0.21
Less distributions from:
Net investment income	—		—		(0.01)
Net realized gains	(0.57)		(0.50)		—
Total distributions	(0.57)		(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00		0.00
Net asset value, end of period	$9.91		$10.63		$10.20
Total return (4)	(1.39	)% (6)	8.99	% (5)	2.14	% (6)
Net assets, at end of period (000’s)	$4,936		$3,420		$185
Ratio of expenses to average net assets before fee waivers/recapture	1.79	% (7)	1.86%		2.37	% (7)
Ratio of net expenses after waiver/recapture to average net assets	1.79	% (7)	1.91	% (8)	2.25	% (7)
Ratio of net investment income/(loss) to average net assets	0.30	% (7)	(0.09)%		(0.68	)% (7)
Portfolio Turnover Rate	256	% (6)	484%		240	% (6)

(1)	The Power Momentum Index Fund Class A shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 8.68%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended		Period Ended
	2018		June 30,		June 30,
	(Unaudited)		2018		2017 (1)
Net asset value, beginning of period	$10.51		$10.17		$10.00
Activity from investment operations:
Net investment loss (2)	(0.02)		(0.09)		(0.06)
Net realized and unrealized gain/(loss) on investments	(0.16)		0.93		0.24
Total from investment operations	(0.18)		0.84		0.18
Less distributions from:
Net investment income	—		—		(0.01)
Net realized gains	(0.57)		(0.50)		—
Total distributions	(0.57)		(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2)	—		0.00	(3)	0.00	(3)
Net asset value, end of period	$9.76		$10.51		$10.17
Total return (4)	(1.78	) (8)	8.11	% (5,6)	1.84	% (8)
Net assets, at end of period (000’s)	$3,648		$1,845		$532
Ratio of expenses to average net assets before fee waivers	2.54	% (9)	2.66%		3.00	% (9)
Ratio of net expenses after waiver to average net assets	2.54	% (9)	2.66%		3.00	% (9)
Ratio of net investment loss to average net assets	(0.44	)% (9)	(0.89)%		(1.25	)% (9)
Portfolio Turnover Rate	256	% (8)	484%		240	% (8)

(1)	The Power Momentum Index Fund Class C shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 7.80%.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended		Period Ended
	2018		June 30,		June 30,
	(Unaudited)		2018		2017 (1)
Net asset value, beginning of period	$10.67		$10.21		$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.00	(3)	0.02
Net realized and unrealized gain on investments	(0.17)		0.96		0.21
Total from investment operations	(0.14)		0.96		0.23
Less distributions from:
Net investment income	(0.00	) (3)	(0.00	) (3)	(0.02)
Net realized gains	(0.57)		(0.50)		—
Total distributions	(0.57)		(0.50)		(0.02)
Paid-in-Capital From Redemption Fees (2)	—		0.00	(3)	0.00	(3)
Net asset value, end of period	$9.96		$10.67		$10.21
Total return (4)	(1.26	)% (6)	9.30	% (5)	2.28	% (6)
Net assets, at end of period (000’s)	$41,648		$32,927		$32,497
Ratio of expenses to average net assets before fee waivers/recapture	1.54	% (7)	1.62%		2.12	% (7)
Ratio of net expenses after waiver/recapture to average net assets	1.54	% (7)	1.66	% (8)	2.00	% (7)
Ratio of net investment income to average net assets	0.49	% (7)	0.04%		0.29	% (7)
Portfolio Turnover Rate	256	% (6)	484%		240	% (6)

(1)	The Power Momentum Index Fund Class I shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.30% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 9.00%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A
	Six Months Ended
	December 31,	Period Ended
	2018	June 30,
	(Unaudited)	2018 (1)
Net asset value, beginning of period	$9.88	$10.00
Activity from investment operations:
Net investment gain (2)	0.13	0.01
Net realized and unrealized loss on investments	(0.95)	(0.10)
Total from investment operations	(0.82)	(0.09)
Less distributions from:
Net investment income	(0.12)	(0.03)
Total distributions	(0.12)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—	0.00 (3)
Net asset value, end of period	$8.94	$9.88
Total return (4,5)	(8.30)%	(0.85)%
Net assets, at end of period (000’s)	$15,022	$12,060
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6,7)	1.24%	1.71%
Ratio of net expenses to average net assets (6,7)	1.29%	1.45%
Ratio of net investment income to average net assets (7)	2.71%	3.56%
Portfolio Turnover Rate (5)	107%	11%

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C
	Six Months Ended
	December 31,	Period Ended
	2018	June 30,
	(Unaudited)	2018 (1)
Net asset value, beginning of period	$9.86	$10.00
Activity from investment operations:
Net investment gain (2)	0.09	0.06
Net realized and unrealized loss on investments	(0.94)	(0.17)
Total from investment operations	(0.85)	(0.11)
Less distributions from:
Net investment income	(0.09)	(0.03)
Total distributions	(0.09)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—	0.00 (3)
Net asset value, end of period	$8.92	$9.86
Total return (4,5)	(8.75)%	(1.14)%
Net assets, at end of period (000’s)	$788	$600
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6,7)	1.99%	2.46%
Ratio of net expenses to average net assets (6,7)	2.04%	2.20%
Ratio of net investment income to average net assets (7)	1.92%	2.53%
Portfolio Turnover Rate (5)	107%	11%

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Six Months Ended
	December 31,	Period Ended
	2018	June 30,
	(Unaudited)	2018 (1)
Net asset value, beginning of period	$9.88	$10.00
Activity from investment operations:
Net investment gain (2)	0.14	0.11
Net realized and unrealized loss on investments	(0.95)	(0.19)
Total from investment operations	(0.81)	(0.08)
Less distributions from:
Net investment income	(0.13)	(0.04)
Total distributions	(0.13)	(0.04)
Paid-in-Capital From Redemption Fees (2)	—	0.00 (3)
Net asset value, end of period	$8.94	$9.88
Total return (4,5)	(8.19)%	(0.83)%
Net assets, at end of period (000’s)	$101,705	$93,740
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6,7)	0.99%	1.46%
Ratio of net expenses to average net assets (6,7)	1.03%	1.20%
Ratio of net investment income to average net assets (7)	2.94%	4.36%
Portfolio Turnover Rate (5)	107%	11%

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

See accompanying notes to financial statements.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2018

1.	ORGANIZATION

The Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund, Power Momentum Index Fund and Power Global Tactical Allocation/JA Forlines Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Power Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Power Dividend Index Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Power Income Fund and Power Dividend Index Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Power Dividend Mid-Cap Index Fund and Power Floating Rate Index Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Power Momentum Index Fund commenced operations on December 23, 2016. The Power Global Tactical Allocation/JA Forlines Fund Class A, Class C and Class I shares commenced operations on April 6, 2018

The Funds’ investment objectives are as follows:

Power Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Power Dividend Index Fund – total return from income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Power Dividend Mid-Cap Index Fund – to maximize total return from income and capital appreciation with the preservation of capital as a secondary objective.

Power Floating Rate Index Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Power Momentum Index Fund – capital growth with a secondary objective of generating income.

Power Global Tactical Allocation/JA Forlines Fund – The Fund’s investment objective is long-term capital appreciation.

The Funds each currently offer three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Funds’ investments measured at fair value:

Power Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$145,851,665	$—	$—	$145,851,665
Exchange Traded Notes	5,580,625	—	—	5,580,625
Short-Term Investments	2,988,529	—	—	2,988,529
Total	$154,420,819	$—	$—	$154,420,819

Power Dividend Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$444,590,671	$—	$—	$444,590,671
Short-Term Investments	36,121,311	—	—	36,121,311
Total	$480,711,982	$—	$—	$480,711,982

Power Dividend Mid-Cap Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,393,546	$—	$—	$48,393,546
Short-Term Investments	1,917,807	—	—	1,917,807
Total	$50,311,353	$—	$—	$50,311,353

Power Floating Rate Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$74,141,906	$—	$—	$74,141,906
Short-Term Investments	1,859,016	—	—	1,859,016
Total	$76,000,922	$—	$—	$76,000,922

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Power Momentum Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$9,507,351	$—	$—	$9,507,351
Exchange Traded Fund	39,672,084	—	—	39,672,084
Short-Term Investments	783,919	—	—	783,919
Total	$49,963,354	$—	$—	$49,963,354

Power Global Tactical Allocation/JA Forlines

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$109,330,912	$—	$—	$109,330,912
Exchange Traded Notes	$5,691,064	$—	$—	$5,691,064
Short-Term Investments	2,398,509	—	—	2,398,509
Total	$117,420,485	$—	$—	$117,420,485

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Portfolios of Investments for security or industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2016 - 2018, or expected to be taken in the Funds’ June 30, 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Power Income Fund	$213,570,984	$169,415,437
Power Dividend Index Fund	491,581,301	768,851,523
Power Dividend Mid-Cap Index Fund	184,680,743	156,552,070
Power Floating Rate Index Fund	75,962,580	73,375,621
Power Momentum Index Fund	128,543,618	115,539,215
Power Global Tactical Allocation/JA Forlines	145,938,697	122,312,929

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

W.E. Donoghue & Co., LLC. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund and Power Momentum Index Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Power Floating Rate Index Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Power Global Tactical Allocation/JA Forlines pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the period ended December 31, 2018, the Advisor earned fees as follows:

Management Fee
Power Income Fund	$792,114
Power Dividend Index Fund	3,023,304
Power Dividend Mid-Cap Index Fund	237,215
Power Floating Rate Index Fund	235,042
Power Momentum Index Fund	230,978
Power Global Tactical Allocation/JA Forlines Fund	444,586

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the expenses of the Power Income Fund, Power Dividend Index, Power Dividend Mid-Cap Index Fund , Power Floating Rate Index Fund and Power Momentum Index Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) at least until October 31, 2019, so that the total annual operating expenses do not exceed 2.25%, 3.00% and 2.00% of the average daily net assets of Class A, Class C and Class I shares, respectively, of each of the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and the Power Momentum Index Fund. The Total Annual operating expenses do not exceed 1.45%, 2.20% and 1.20% of the average daily net assets of Class A, Class C and Class I shares, respectively, of the Power Tactical Allocation/JA Forlines Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement. For the period ended December 31, 2018 no fees were waived for any of the Funds. For the period ended December 31, 2018 no fees were waived for any of the Funds. During the year/period ended December 31, 2018 the amount of advisory fees recaptured were as follows:

Advisory Fees Recaptured
Power Dividend Mid-Cap Index Fund	$90
Power Floating Rate Index Fund	19
Power Momentum Index Fund
Power Global Tactical Allocation/JA Forlines Fund	23,524

As of December 31, 2018 the amount of advisory fees subject to recapture were as follows:

	No Later Than	No Later Than
	June 30, 2021	June 30, 2022
Power Income Fund	$—	$—
Power Dividend Index Fund	—	—
Power Dividend Mid-Cap Index Fund	90	—
Power Floating Rate Index Fund	19	—
Power Momentum Index Fund	—	—
Power Global Tactical Allocation/JA Forlines Fund	23,524	—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the period ended December 31, 2018 the Funds incurred distribution fees as follows:

	Class A	Class C

Power Income Fund	$28,995	$22,859
Power Dividend Index Fund	134,234	251,566
Power Dividend Mid-Cap Index Fund	1,326	5,407
Power Floating Rate Index Fun	103	105
Power Momentum Index Fund	4,906	14,312
Power Tactical Allocation/JA Forlines Fund	18,807	3,877

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the period ended December 31, 2018 the distributor received underwriter commissions as follows:

	Underwriter	Retained By
	Commissions	Principal Underwriter
Power Income Fund	$4,907	$1,114
Power Dividend Index Fund	131,885	23,518
Power Dividend Mid-Cap Index Fund	12,042	2,206
Power Floating Rate Index Fund	1,659	376
Power Momentum Index Fund	27,475	5,005
Power Global Tactical Allocation/JA Forlines Fund	24,879	4,128

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund and Power Momentum Index Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to each of the respective Funds. For the period ended December 31, 2018 the Funds assessed redemption fees as follows:

	Class A	Class C	Class I
Power Dividend Index Fund	$7	$—	$2,516
Power Dividend Mid-Cap Index Fund	—	—	49
Power Momentum Index Fund	22	—	—

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years/periods ended June 30, 2018 and June 30, 2017 was as follows:

	For the year/period ended June 30, 2018			For the year/period ended June 30, 2017
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
Power Income Fund	$5,604,887	$—	$5,604,887	$5,857,101	$—	$5,857,101
Power Dividend Index Fund	22,745,707	1,857,296	24,603,003	16,265,898	—	16,265,898
Power Dividend Mid-Cap Index Fund	243,974	—	243,974	—	—	—
Power Floating Rate Index Fund	1,039,782	—	1,039,782	—	—	—
Power Momentum Index Fund	2,039,002	—	2,039,002	53,819	—	53,819

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

As of June 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Power Income Fund	$494,645	$—	$(10,553,903)	$—	$(1,545,540)	$(1,270,643)	$(12,875,441)
Power Dividend Index Fund	36,823,707	68,818,130	—	—	—	(72,538,997)	33,102,840
Power Dividend Mid-Cap Index Fund	192,161	8,270	—	—	—	(1,139,198)	(938,767)
Power Floating Rate Index Fund	33,267	—	—	—	(8,675)	(886,163)	(861,571)
Power Momentum Index Fund	2,754,350	—	—	—	—	(337,049)	2,417,301

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses as follows.

Post October
Fund	Losses
Power Income Fund	$1,545,540
Power Floating Rate Index Fund	8,675

At June 30, 2018, the Power Income Fund had non-expiring capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	CLCF Utilized
Power Income Fund	$10,553,903	$—	$10,553,903	$—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, and adjustments for non-deductible expenses and C-Corporation return of capital distributions, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
Power Income Fund	$—	$—	$—
Power Dividend Index Fund	—	(117,027)	117,027
Power Dividend Mid-Cap Index Fund	(1,534)	20,808	(19,274)
Power Floating Rate Index Fund	(1,534)	1,534	—
Power Momentum Index Fund	—	1,506	(1,506)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Depreciation
Power Income Fund	$158,329,522	$556,492	$(4,465,195)	$(3,908,703)
Power Dividend Index Fund	$542,327,160	$2,386,852	$(64,002,030)	$(61,615,178)
Power Dividend Mid-Cap Index Fund	$50,499,413	$228,608	$(416,668)	$(188,060)
Power Floating Rate Index Fund	$75,528,786	$472,136	$—	$472,136
Power Momentum Index Fund	$49,895,311	$314,941	$(246,898)	$68,043
Power Global Tactical Allocation/JA Forlines	$127,403,141	$—	$(9,982,656)	$(9,982,656)

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

8.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund and Power Floating Rate Index Fund (the “Funds”) currently invest a portion of their assets in the iShares 1-3 Year Treasury Bond ETF (the “iShares Portfolio”). The iShares Portfolio seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years. The Funds may redeem their investment from the iShares Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the iShares Portfolio. The financial statements of the iShares Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2018 the percentage of the Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund and Power Floating Rate Index Funds net assets invested in the iShares Portfolio were 46.0%, 47.6%, and 48.7%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2018, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Power Income Fund	37.53%
TD Ameritrade, Inc.	Power Dividend Index Fund	35.28%
TD Ameritrade, Inc.	Power Dividend Mid-Cap Index Fund	34.92%
E*Trade	Power Dividend Mid-Cap Index Fund	38.20%
TD Ameritrade, Inc.	Power Floating Rate Index Fund	46.71%
TD Ameritrade, Inc.	Power Momentum Index Fund	39.45%

10.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC, NLCS and Blu Giant, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2018

Power Dividend Index Fund (“Power Dividend”), Power Income Fund (“Power Income), & Power Momentum Index Fund (“Power Momentum”) (Adviser – W.E Donoghue & Co., LLC) *

In connection with the regular meeting held on September 26-27, 2018 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between W.E Donoghue & Co., LLC (“W.E Donoghue”) and the Trust, with respect to the Power Dividend, Power Income, and Power Momentum (each a “Fund”, collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the adviser had $3.2 billion in combined assets under management, specializing in building rules-based tactical allocation strategies and providing professional investment management services to individuals, corporations and institutions, including trusts, employee benefit plans and retirement plans. The Trustees reviewed the background information on the key investment personnel who were responsible for servicing the Funds, taking into account their education and noting the investment team’s varied financial industry experience both at the adviser as well as other asset management firms. The Trustees discussed the different rules-based investment processes that were used to manage each Fund’s strategy, noting the importance of having risk management tactical indicators built into each strategy. The Trustees noted that the adviser selected broker-dealers based on the evaluation of various qualitative service factors and competitive pricing structures and active monitoring of best execution and trade recap reports. The Trustees acknowledged that the adviser continued to demonstrate its focus on maintaining strong compliance, and risk management cultures with capital preservation as a priority, and concluded that the adviser was likely to continue to provide high quality services to the Funds for the benefit of their shareholders.

Performance.

Power Dividend – The Trustees noted that for the one-year period, the Fund had underperformed its peer group median and Morningstar category median, placing it in the bottom decile for returns versus the peer group and Morningstar category. The Trustees did, however, note that the Fund had been a positive return contributor since inception. The Trustees considered the adviser’s adherence to the Fund’s stated objective and noted that the adviser had managed the Fund in accordance with its prospectus. After further discussion, the Trustees concluded the adviser’s

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2018

performance was not unsatisfactory and decided to re-evaluate the Fund’s performance in six months.

Power Income – The Trustees noted that while the Fund lost 47 basis points for the one-year period, the Fund improved relative to its peer group median and slightly degraded relative to its Morningstar category median over the three-year period. After further discussion, the Trustees determined that the adviser’s performance was not unsatisfactory and decided to re-evaluate the Fund performance in six months.

Power Momentum – The Trustees noted that the Fund ranked in the second quartile relative to its peer group and in the first quartile relative to its Morningstar category over the past one-year period. The Trustees also noted that the Fund ranked in the second quartile relative to its peers in SORTINO ratio, showing that the adviser was effectively managing downside risk. After further discussion, the Trustees concluded that the adviser was managing the Fund in accord with its stated objective, and that its performance was satisfactory.

Fees and Expenses.

Power Dividend – The Trustees considered the adviser’s advisory fee of 1.00%, noting that it was significantly higher than its peer group median and its Morningstar category median. The Trustees discussed that the adviser’s justification for the fee was due to the Fund’s reduced standard deviation and drawdown and its ability to move 100% into short-term treasuries during downturns relative to its peer group that do not have this ability. The Trustees discussed the Fund’s net expense ratio, noting that it too, was significantly higher than its peer group median and significantly higher than its Morningstar category median. They considered that the overall expense ratio for the Fund should decline as assets increase. After further discussion, the Trustees concluded that the fees and expenses of the Fund were not unreasonable.

Power Income – The Trustees considered the adviser’s advisory fee of 1.00%, noting that it was equal to its peer group median. The Trustees discussed the Fund’s net expense ratio, noting that it was higher than its peer group median. They noted the adviser’s justification for the higher fee was due to the Fund’s reduced standard deviation and drawdown and its ability to move 100% into short-term treasuries during downturns relative to its peer group that do not have this ability. They considered that the overall expense ratio for the Fund should decline as assets increase. After further discussion, the Trustees concluded that the fees and expenses of the Fund were not unreasonable.

Power Momentum – The Trustees considered the adviser’s advisory fee of 1.00%, noting that it was higher than its peer group and Morningstar category medians. The Trustees discussed the Fund’s net expense ratio, noting that it was also higher than its peer group median. They noted the adviser’s justification for the fee was due to the Fund’s reduced standard deviation and drawdown and its ability to move 100% into short-term treasuries during downturns relative to its peer group that do not have this ability. They considered that the overall expense ratio for the Fund should decline as assets increase. After further discussion, the Trustees concluded that the fees and expenses of the Fund were not unreasonable.

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2018

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. The Trustees examined the adviser’s responses and noted that the adviser’s calculations demonstrated profitability for each Fund to be approximately 48% and determined that it was not excessive. After further discussion, the Trustees concluded that the adviser’s profitability was not excessive.

Economies of Scale. The Trustees noted that each Fund was likely to benefit from economies of scale at $300 million in assets. The Trustees also noted that none of the Funds currently had advisory fee breakpoints, but that the adviser should consider breakpoints at $1 billion in assets under management for each of the Funds.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of each advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the advisory agreement was in the best interest of each Fund and its respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Power Funds
EXPENSE EXAMPLE (Unaudited)
December 31, 2018

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	7/1/18	12/31/18	Period	12/31/18	Period

Power Income Fund – Class A	1.57%	$1,000.00	$992.30	$ 7.88	$1,017.29	$ 7.98
Power Income Fund – Class C	2.32%	$1,000.00	$988.30	$ 11.63	$1,013.51	$ 11.77
Power Income Fund – Class I	1.32%	$1,000.00	$993.70	$ 6.63	$1,018.55	$ 6.72
Power Dividend Index Fund – Class A	1.49%	$1,000.00	$976.70	$ 7.42	$1,017.69	$ 7.58
Power Dividend Index Fund – Class C	2.24%	$1,000.00	$972.80	$ 11.14	$1,013.91	$ 11.37
Power Dividend Index Fund – Class I	1.24%	$1,000.00	$977.20	$ 6.18	$1,018.95	$ 6.31
Power Dividend Mid-Cap Index Fund – Class A	1.74%	$1,000.00	$958.30	$ 8.59	$1,016.43	$ 8.84
Power Dividend Mid-Cap Index Fund – Class C	2.48%	$1,000.00	$955.50	$ 12.17	$1,012.75	$ 12.53
Power Dividend Mid-Cap Index Fund – Class I	1.48%	$1,000.00	$959.30	$ 7.31	$1,017.74	$ 7.53
Power Floating Rate Index Fund – Class A	1.35%	$1,000.00	$1,015.50	$ 6.86	$1,018.40	$ 6.87
Power Floating Rate Index Fund – Class C	2.01%	$1,000.00	$1,015.90	$ 10.21	$1,005.07	$ 10.21
Power Floating Rate Index Fund – Class I	1.05%	$1,000.00	$1,017.30	$ 5.34	$1,019.91	$ 5.35
Power Momentum Index Fund – Class A	1.79%	$1,000.00	$986.10	$ 8.96	$1,016.18	$ 9.10
Power Momentum Index Fund – Class C	2.54%	$1,000.00	$982.20	$ 12.69	$1,012.40	$ 12.88
Power Momentum Index Fund – Class I	1.54%	$1,000.00	$987.40	$ 7.71	$1,017.44	$ 7.83
Power Global Tactical Allocation/JA Forlines Fund Class A	1.29%	$1,000.00	$917.00	$ 6.23	$1,018.70	$ 6.56
Power Global Tactical Allocation/JA Forlines Fund Class C	2.04%	$1,000.00	$912.50	$ 9.83	$1,014.92	$ 10.36
Power Global Tactical Allocation/JA Forlines Fund Class I	1.03%	$1,000.00	$918.10	$ 4.98	$1,020.01	$ 5.24

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC
One International Place
Suite 2920
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/6/19

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/6/19